Interest expense net (Tables)	12 Months Ended
Dec. 31, 2024
Interest Expense, Operating and Nonoperating [Abstract]
Schedule of interest expense, net

Year ended December 31,	2024	2023
Credit Facility	$30,183	$16,781
Equipment financing	14,981	5,046
Convertible debentures	6,874	6,843
Interest on customer supply chain financing	2,539	4,493
Mortgage	951	979
Amortization of deferred financing costs	3,000	1,635
Interest expense	58,528	35,777
Other interest expense, net	812	1,171
	$59,340	$36,948